LEASES - Lease Costs (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lease Cost:
Operating lease (including related operating costs)	$ 83,000	$ 84,000	$ 165,000	$ 166,000	$ 327,000	$ 301,000
Short term property leases					262,000	261,000
Total lease costs					$ 589,000	$ 562,000
Supplemental Information:
Weighted-average remaining lease term (years)					9 months	1 year 9 months
Weighted-average discount rate - operating leases					12.00%	12.00%